Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Advisory fees	$ 0	$ 19,000	$ 0	$ 56,000	$ 56,000	$ 75,000